Shareholder Report, Holdings (Details)	Aug. 31, 2025
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%